Stock Option and Incentive Plan - Summary of Restricted Shares Activity (Detail) shares in Thousands	12 Months Ended
Sep. 30, 2019 $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Restricted Shares, Outstanding, Beginning Balance | shares	1,022
Number of Restricted Shares, Granted | shares	521
Number of Restricted Shares, Vested | shares	(459)
Number of Restricted Shares, Forfeited | shares	(147)
Number of Restricted Shares, Ending Balance | shares	937
Restricted Shares, Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 60.68
Restricted Shares, Weighted Average Grant Date Fair Value, Granted | $ / shares	61.65
Restricted Shares, Weighted Average Grant Date Fair Value, Vested | $ / shares	59.32
Restricted Shares, Weighted Average Grant Date Fair Value, Forfeited | $ / shares	61.86
Restricted Shares, Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 61.70